Supplemental Cash Flow Information - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2017	Dec. 31, 2016
Transactions related to investing activities with significant non-cash components
Dividends that have been declared but paid in subsequent period (in dollars per share)	$ 1.025
City of Nevada, MO
Transactions related to investing activities with significant non-cash components
City of Nevada, MO Municipal Bond Value		$ 13	$ 12